Intangible Assets - Changes in Cost, Accumulated Amortization and Impairment Losses, and Carrying Amounts of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	¥ 1,126,019
Additions
Internally developed
Ending balance	784,760	1,126,019
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,115,223	1,830,172
Additions	28,995	22,483
Internally developed	260,086	342,873
Sales or disposal	(599,527)	(78,833)
Exchange differences on translating foreign operations	55,698	(8,646)
Other	(3,519)	7,174
Ending balance	1,856,956	2,115,223
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(989,204)	(830,483)
Amortization	(208,790)	(204,136)
Impairment losses	(104,152)
Sales or disposal	255,494	43,550
Exchange differences on translating foreign operations	(33,544)	3,779
Other	8,000	(1,914)
Ending balance	(1,072,196)	(989,204)
Capitalized development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	841,131
Ending balance	488,048	841,131
Capitalized development costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,338,894	1,101,561
Internally developed	198,806	287,098
Sales or disposal	(539,135)	(50,588)
Exchange differences on translating foreign operations	16,219	(793)
Other	1,756	1,616
Ending balance	1,016,540	1,338,894
Capitalized development costs [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(497,763)	(372,370)
Amortization	(165,607)	(162,579)
Impairment losses	(69,602)
Sales or disposal	209,740	37,207
Exchange differences on translating foreign operations	(8,758)	(39)
Other	3,498	18
Ending balance	(528,492)	(497,763)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	189,931
Ending balance	238,369	189,931
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	666,805	597,982
Additions	26,064	20,330
Internally developed	61,280	55,775
Sales or disposal	(50,744)	(6,880)
Exchange differences on translating foreign operations	30,460	(5,754)
Other	(4,245)	5,352
Ending balance	729,620	666,805
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(476,874)	(445,892)
Amortization	(40,769)	(40,549)
Impairment losses	(217)
Sales or disposal	45,731	6,041
Exchange differences on translating foreign operations	(21,879)	3,650
Other	2,757	(124)
Ending balance	(491,251)	(476,874)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	94,957
Ending balance	58,343	94,957
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	109,524	130,629
Additions	2,931	2,153
Sales or disposal	(9,648)	(21,365)
Exchange differences on translating foreign operations	9,019	(2,099)
Other	(1,030)	206
Ending balance	110,796	109,524
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(14,567)	(12,221)
Amortization	(2,414)	(1,008)
Impairment losses	(34,333)
Sales or disposal	23	302
Exchange differences on translating foreign operations	(2,907)	168
Other	1,745	(1,808)
Ending balance	¥ (52,453)	¥ (14,567)